Insurance (Tables)	12 Months Ended
Dec. 31, 2015
Insurance [Abstract]
Statutory information
Net earnings and capital and surplus on a statutory basis for all GALIC insurance subsidiaries were as follows (in millions):

	Net Earnings			Capital and Surplus
	2015	2014	2013	2015	2014
GALIC consolidated life insurance companies	$399	$384	$285	$1,719	$1,636

Schedule of reserve liabilities for annuity benefits accumulated
For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”), guaranteed withdrawal benefits and accrued persistency and premium bonuses. The liabilities included in GALIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in millions):

	2015	2014
Expected death and annuitization	$214	$213
Guaranteed withdrawal benefits	203	151
Accrued persistency and premium bonuses	11	14